Schedule of Geographic Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		$ 29,000	$ 43,000	$ 420,000
Net Loss	(81,000)	$ (2,946,000)	(11,212,000)	(22,555,000)
Total Assets	3,734,000		4,094,000	8,805,000
Long Lived Assets, net	$ 1,000		3,000	9,000
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			43,000	420,000
Net Loss			(11,175,000)	(21,747,000)
Total Assets			809,000	5,867,000
Long Lived Assets, net			2,000	9,000
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Loss			(37,000)	(808,000)
Total Assets			3,285,000	2,938,000
Long Lived Assets, net			$ 1,000